Non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Remeasurement of earn-out of Alem da Medicina, CardioPapers	R$ 2,556
Provision for legal proceedings with corresponding indemnification asset	20,000	48,333	4,232
Additions and remeasurements of right-of-use assets and lease liabilities	77,715	100,873	158,651
I Clinic [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares for acquisition			71,500
Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares for acquisition			3,000
RXPRO [member]
IfrsStatementLineItems [Line Items]
Issuance of shares for acquisition			R$ 5,112